FAIR VALUE DISCLOSURES - Losses Recognized on Investments (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
FAIR VALUE DISCLOSURES
Net gain (loss) recognized during the period on investments in marketable securities	¥ 5,054	¥ 4,459	¥ (1,965)
Less: Net gain (loss) recognized during the period on investments in marketable securities sold during the period	14,242
Unrealized gain (loss) recognized during the reporting period on investments in marketable securities still held at the reporting date	¥ (9,188)	¥ 4,459	¥ (1,965)